Goodwill - Schedule of Reconciliation of Changes in Goodwill Explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 19,635
Goodwill	19,171	$ 19,635
U Protein IPA Europe And Bio strand [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	19,635	7,777
Foreign exchange	1,996	(677)
Acquisition of BioStrand		12,535
Asset impairment	(2,460)
Goodwill	$ 19,171	$ 19,635